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Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071

July 13, 2009

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           American Funds Joint Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of the American Funds, we hereby file a Joint Preliminary Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended.  Each of the American Funds subject to the Joint Preliminary Proxy Statement is listed on the cover page to the filing on Schedule 14(a).

We hope to file a Joint Definitive Proxy Statement and deliver the Joint Proxy Statement to shareholders of the American Funds in early August.  If you have any questions about the enclosed, please call me at (213) 615-4024 or Herb Poon at (213) 615-0432.

Sincerely yours,

/s/ Michael J. Triessl

Michael J. Triessl
Capital Research and Management Company

Enclosure

cc:           Laura Hatch